Leases - Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease assets and liabilities
Operating lease right-of-use assets, net	$ 6,007,527	$ 314,028
Operating lease liabilities-current	641,564	785,070
Operating lease liabilities-noncurrent	3,301,395
Operating lease liabilities-total	3,942,959	785,070
Lease expenses
Operating lease expenses	177,220	253,462	$ 261,068
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows – operating leases	$ 2,722,437	$ 95,035	$ 99,639
Weighted average remaining lease term (in years)
Operating leases	30 years	2 years	3 years
Average discount rate
Operating leases	8.03%	5.99%	6.01%
Selling, General & Admin [Member]
Lease expenses
Operating lease expenses	$ 19,450	$ 22,994	$ 60,179
Manufacturing Costs [Member]
Lease expenses
Operating lease expenses	$ 157,770	$ 230,468	$ 200,889